PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Mer Telemanagement Solutions Ltd [Member]
PROPERTY AND EQUIPMENT

NOTE 4: PROPERTY AND EQUIPMENT

	December 31,
	2020	2019
Cost:

Computers and peripheral equipment	$632	$627
Office furniture and equipment	66	66
	698	693
Accumulated depreciation:

Computers and peripheral equipment	599	567
Office furniture and equipment	64	64
Accumulated depreciation	663	631
Depreciated cost	$35	$62

The depreciation expense for the years ended December 31, 2020, 2019 and 2018 amounted to $32, $58 and $61, respectively.

In 2020 and 2019, the Company derecognized fully depreciated property, plant and equipment in an amount of $2 and
$13, respectively that are no longer used by the Company.